Property and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2022	Nov. 30, 2021
Property and equipment, net	$ 942,631	$ 994,109
Cost, beginning balance	7,463,200	7,977,702
Dispostion		0
Impairment of asset	0	(514,502)
Cost, ending balance	7,463,200	7,463,200
Accumulated amortization, beginning balance	6,469,091	6,207,565
Depreciation	51,478	261,526
Accumulated amortization, ending balance	6,520,569	6,469,091
Furniture and Fixtures
Property and equipment, net	20,432	21,507
Cost, beginning balance	172,498	172,498
Dispostion		0
Impairment of asset	0	0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	150,991	145,614
Depreciation	1,075	5,377
Accumulated amortization, ending balance	152,066	150,991
Computer Equipment
Property and equipment, net	61,278	66,246
Cost, beginning balance	631,334	631,334
Dispostion		0
Impairment of asset	0	0
Cost, ending balance	631,334	631,334
Accumulated amortization, beginning balance	565,088	536,697
Depreciation	4,968	28,391
Accumulated amortization, ending balance	570,056	565,088
Computer Software
Property and equipment, net	1,364	1,559
Cost, beginning balance	156,059	156,059
Dispostion		0
Impairment of asset	0	0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	154,500	152,942
Depreciation	195	1,558
Accumulated amortization, ending balance	154,695	154,500
Laboratory Equipment
Property and equipment, net	859,557	904,797
Cost, beginning balance	5,061,857	5,576,359
Dispostion		0
Impairment of asset	0	(514,502)
Cost, ending balance	5,061,857	5,061,857
Accumulated amortization, beginning balance	4,157,060	3,930,860
Depreciation	45,240	226,200
Accumulated amortization, ending balance	4,202,300	4,157,060
Leasehold Improvements
Property and equipment, net	0	0
Cost, beginning balance	1,441,452	1,441,452
Dispostion		0
Impairment of asset	0	0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,441,452	1,441,452
Depreciation	0	0
Accumulated amortization, ending balance	$ 1,441,452	$ 1,441,452